Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Segment information
Summary of segment information

The segment information for the financial year 2021 is as follows:

	EVT	EVT	Intersegment	Evotec
in k€	Execute 1)	Innovate	eliminations	Group
Revenues	610,168	146,982	(139,116)	618,034
Operating income (loss)	63,109	(22,113)	—	40,996

1) Included in the revenues for EVT Execute are revenues from contribution in the year 2021 in the amount of k€ 8,565.

The segment information for the financial year 2020 is as follows:

	EVT	EVT	Intersegment	Evotec
in k€	Execute1)	Innovate	eliminations	Group
Revenues	509,870	106,830	(115,776)	500,924
Operating income (loss)	77,362	(28,806)	—	48,556

1) Included in the revenues for EVT Execute are revenues from contribution in the year 2020 in the amount of k€ 4,648.

The segment information for the financial year 2019 is as follows:

	EVT	EVT	Intersegment	Evotec
in k€	Execute1)	Innovate	eliminations	Group
Revenues	434,064	95,071	(82,698)	446,437
Operating income (loss)	76,920	(14,213)	—	62,707

1) Included in the revenues for EVT Execute are revenues from contribution in the year 2019 in the amount of k€ 4,545.

Summary of non-current assets categorized by the location

	2021	2020
	k€	k€
USA	209,508	144,820
United Kingdom	196,543	202,980
Italy	188,858	189,351
France	129,178	93,812
Germany	105,283	101,926
Switzerland	14,089	13,879
Austria	2,697	2,853
Canada	1,913	1,935
Netherlands	—	1,986
	848,069	753,541